Note E - Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	6 Months Ended
Jun. 30, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	12/31/2011	12/31/2010

Deferred tax assets
Net operating loss carryforwards	67,887	5,200
Less valuation allowance	(67,887)	(5,200)
Net Deferred Tax Asset	0	0